Reorganization Items (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reorganizations [Abstract]
Reorganization Items	$ 1	$ 2	$ 8